CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues
Flight and flight related	$ 340,694	¥ 2,206,948	¥ 1,171,229	¥ 551,122
Accommodation reservation	227,380	1,472,925	347,281	194,030
Display advertising services	18,208	117,945	87,894	63,503
Other services	57,642	373,394	150,351	42,267
Total revenues	643,924	4,171,212	1,756,755	850,922
Cost of revenues	(221,253)	(1,433,237)	(454,902)	(173,395)
Gross profit	422,671	2,737,975	1,301,853	677,527
Operating expenses:
Product developments	(398,056)	(2,578,528)	(774,511)	(319,021)
Product sourcing	(121,243)	(785,385)	(316,903)	(67,271)
Sales and marketing	(412,430)	(2,671,637)	(890,861)	(315,506)
General and administrative	(523,089)	(3,388,467)	(399,914)	(129,209)
Online marketing expense for Baidu Zhixin Cooperation	(5,739)	(37,178)	(699,983)
Contract termination loss provision | ¥			(64,485)
Operating loss	(1,037,886)	(6,723,220)	(1,844,804)	(153,480)
Interest income (expenses), net	(17,017)	(110,233)	31,329	4,757
Foreign exchange gain (loss), net	(9,896)	(64,106)	(20,739)	1,469
Other income (loss), net	(3,884)	(25,161)	4,873	1,057
Fair value change in warrant liability	(61,439)	(397,987)
Loss before income taxes	(1,130,122)	(7,320,707)	(1,829,341)	(146,197)
Income tax expense	(3,517)	(22,784)	(17,560)	(41,092)
Equity in loss of affiliated companies, net of tax	(902)	(5,840)	0	0
Net loss	(1,134,541)	(7,349,331)	(1,846,901)	(187,289)
Net loss attributable to noncontrolling interests	(1,022)	(6,622)
Net loss attributable to Qunar Cayman Islands Limited's shareholders	$ (1,133,519)	¥ (7,342,709)	¥ (1,846,901)	¥ (187,289)
Loss per share for ordinary shares / ADS
Basic and diluted | (per share)	$ (2.95)	¥ (19.14)	¥ (5.26)	¥ (0.61)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	$ 20,477	¥ 132,647	¥ 32,639	¥ (16,873)
Comprehensive loss	(1,114,064)	(7,216,684)	(1,814,262)	(204,162)
Comprehensive loss attributable to noncontrolling interests	(1,022)	(6,622)
Comprehensive loss attributable to Qunar Cayman Islands Limited's shareholders	(1,113,042)	(7,210,062)	(1,814,262)	(204,162)
Class A ordinary shares
Operating expenses:
Net loss attributable to noncontrolling interests	(486)	(3,147)
Net loss attributable to Qunar Cayman Islands Limited's shareholders	$ (539,100)	¥ (3,492,180)	¥ (1,401,672)	¥ (183,368)
Weighted average number of ordinary shares used in computation:
Basic	182,319,107	182,319,107	266,696,495	299,524,536
Diluted	182,319,107	182,319,107	266,696,495	299,524,536
Class B ordinary shares
Operating expenses:
Net loss attributable to noncontrolling interests	$ (536)	¥ (3,475)
Net loss attributable to Qunar Cayman Islands Limited's shareholders	$ (595,441)	¥ (3,857,151)	¥ (445,229)	¥ (3,921)
Weighted average number of ordinary shares used in computation:
Basic	201,373,547	201,373,547	84,713,813	6,403,973
Diluted	383,692,654	383,692,654	351,410,308	305,928,509
ADSs
Loss per share for ordinary shares / ADS
Basic and diluted | (per share)	$ (8.85)	¥ (57.42)	¥ (15.78)	¥ (1.83)